PARENT COMPANY ONLY FINANCIAL STATEMENTS - Balance Sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
ASSETS
Cash and due from depository institutions	$ 4,562	$ 4,573
Investment in available-for-sale securities, at fair value	45,657	48,081
Other assets	2,093	1,967
Total assets	473,601	461,039
LIABILITIES AND STOCKHOLDERS' EQUITY
Other liabilities	2,316	2,384
Stockholders' equity	51,744	51,451	$ 50,081
Total liabilities and stockholders' equity	473,601	461,039
PSB Holdings, Inc
ASSETS
Cash and due from depository institutions	427	805
Investment in Putnam Bank	48,072	47,399
Investment in available-for-sale securities, at fair value	1,055	1,044
Loan to ESOP	1,473	1,607
Other assets	741	623
Total assets	51,768	51,478
LIABILITIES AND STOCKHOLDERS' EQUITY
Other liabilities	24	27
Stockholders' equity	51,744	51,451
Total liabilities and stockholders' equity	$ 51,768	$ 51,478